Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent Event [Abstract]
SUBSEQUENT EVENT
NOTE 17:-	SUBSEQUENT EVENT

On February 7, 2019 (the “Closing Date”), the Company has closed a definitive asset purchase agreement with Hirsch Solutions Inc., the Company’s primary distributor in the United States and Canada, which accounted for 21%, 18% and 15% of its revenues in the years ended December 31, 2016, 2017 and 2018, respectively, to purchase the Company’s remaining business assets related to the distribution agreement between the companies for a total consideration of $4,715.